Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD HLS SERIES FUND II INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000790558
HARTFORD SMALL/MID CAP EQUITY HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Small/Mid Cap Equity HLS Fund
Supplement [Text Block]	hhlssf_SupplementTextBlock

AUGUST 9, 2018

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED THROUGH MAY 11, 2018

IMPORTANT NOTICE REGARDING NAME CHANGE AND CHANGE IN INVESTMENT POLICY

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Effective November 1, 2018, the name, principal investment strategy, portfolio manager and benchmark of the Hartford Small/Mid Cap Equity HLS Fund (the “Fund”) will change. As part of the changes to the principal investment strategy, the Fund’s non-fundamental policy to invest under normal circumstances at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies will change to remove the reference to small-capitalization companies. Accordingly, the above referenced Statutory Prospectus is revised as follows effective November 1, 2018 with respect to the Fund:

(1)	All references to Hartford Small/Mid Cap Equity HLS Fund and Small/Mid Cap Equity HLS Fund are deleted and replaced with Hartford MidCap Growth HLS Fund and MidCap Growth HLS Fund, respectively.

(2)	In the Fund’s Summary Section, the following changes are being made:

a.	Under the heading “Principal Investment Strategy,” the section “Principal Investment Strategy” is deleted in its entirety and replaced with the following:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses fundamental analysis to identify securities that it believes have superior growth potential. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Fund defines mid-capitalization companies as companies with a market capitalization within the collective range of the Russell Midcap Index and the S&P MidCap 400 Index. As of December 31, 2017, this range was approximately $348.5 million to $36.7 billion. The market capitalization range of these indices changes over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
b.	Under the heading “Principal Risks,” “Mid Cap and Small Cap Securities Risk,” “Quantitative Investing Risk” and “Active Trading Risk” are deleted in their entirety and the following risk is added:

Mid-Cap Securities Risk− The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

c.	Under the heading “Past Performance – Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of two broad-based market indices. Class IC shares have not commenced operations as of the date of this prospectus. Returns for Class IC shares reflect Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. For more information regarding returns see “Performance Notes” in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2017
Supplement One [Text Block]	hhlssf_SupplementOneTextBlock

The changes described above to the Fund’s principal investment strategy will likely cause the Fund to incur transaction costs.
This Supplement should be retained with your Statutory Prospectus for future reference.

HARTFORD SMALL/MID CAP EQUITY HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IA	[1]
1 Year	rr_AverageAnnualReturnYear01	14.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.94%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.61%	[1]
HARTFORD SMALL/MID CAP EQUITY HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB	[1]
1 Year	rr_AverageAnnualReturnYear01	13.94%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.33%	[1]
HARTFORD SMALL/MID CAP EQUITY HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IC	[1]
1 Year	rr_AverageAnnualReturnYear01	13.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.38%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.07%	[1]
HARTFORD SMALL/MID CAP EQUITY HLS FUND | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	25.27%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.30%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.10%	[1]
HARTFORD SMALL/MID CAP EQUITY HLS FUND | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	16.81%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.33%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.22%	[1]

[1]	Effective November 1, 2018, the Fund changed its benchmark to the Russell Midcap Growth Index from the Russell 2500 Index because Hartford Funds Management Company, LLC believes it better reflects the Fund's revised investment strategy.